UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Emerging Markets Income Fund

September 30, 2014

1.808787.110

EMI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 29.2%
		Principal Amount (c)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (e)		$ 4,760,000	$ 4,952,066
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		5,225,000	5,179,020
Brazil - 1.3%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (e)		4,425,000	4,440,266
5.5% 7/12/20 (e)		4,655,000	4,951,756
6.5% 6/10/19 (e)		4,245,000	4,770,319
Brasil Foods SA 7.75% 5/22/18 (e)	BRL	5,035,000	1,799,867
Caixa Economica Federal:
3.5% 11/7/22 (e)		2,030,000	1,834,613
4.25% 5/13/19 (e)		4,070,000	4,085,466
7.25% 7/23/24 (e)(g)		1,715,000	1,719,288
Centrais Eletricas Brasileiras SA (Electrobras):
5.75% 10/27/21 (e)		4,989,000	5,045,126
6.875% 7/30/19 (e)		3,565,000	3,868,025
TOTAL BRAZIL			32,514,726
British Virgin Islands - 1.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	20,415,000	7,798,192
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		4,765,000	5,039,950
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (e)		6,010,000	6,045,159
4.875% 5/17/42 (e)		2,375,000	2,481,312
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (e)		3,430,000	3,520,638
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (e)		4,760,000	4,921,840
5.375% 10/17/43 (e)		1,785,000	1,997,754
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (e)		2,400,000	2,293,795
4.375% 5/22/43 (e)		1,700,000	1,686,426
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (e)		4,760,000	4,880,266
4.85% 5/7/44 (e)		1,700,000	1,789,791
TOTAL BRITISH VIRGIN ISLANDS			42,455,123
Canada - 0.1%
Uranium One Investments, Inc. 6.25% 12/13/18 (e)		1,710,000	1,573,200
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - 1.9%
Brazil Minas SPE 5.333% 2/15/28 (e)		$ 6,985,000	$ 6,897,688
China Overseas Finance Cayman III Ltd. 6.375% 10/29/43 (Reg. S)		635,000	615,587
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		12,005,000	12,134,894
6.75% 1/27/41		11,585,000	11,897,795
8.375% 12/10/18		14,141,000	16,569,335
SOHO China Ltd. 5.75% 11/7/17 (Reg. S)		560,000	564,200
TOTAL CAYMAN ISLANDS			48,679,499
Chile - 0.2%
AES Gener SA 8.375% 12/18/73 (e)(g)		5,700,000	6,412,500
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (e)		3,430,000	3,381,592
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (e)		1,645,000	1,677,900
Banco Nacional de Costa Rica 6.25% 11/1/23 (e)		1,600,000	1,604,000
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (e)		3,400,000	2,873,000
6.95% 11/10/21 (e)		3,639,000	3,857,340
TOTAL COSTA RICA			10,012,240
Georgia - 1.0%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		5,800,000	6,158,208
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		12,845,000	13,517,436
JSC Georgian Railway 7.75% 7/11/22 (e)		4,575,000	5,135,438
TOTAL GEORGIA			24,811,082
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		4,076,000	4,152,735
Hungary - 0.3%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (e)		3,300,000	3,646,500
Magyar Export-Import Bank 4% 1/30/20 (e)		5,155,000	5,106,028
TOTAL HUNGARY			8,752,528
India - 0.1%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,398,662
Indonesia - 2.1%
Pelabuhan Indonesia III PT 4.875% 10/1/24 (e)		2,335,000	2,308,731
Perusahaan Listrik Negara PT 5.25% 10/24/42 (e)		3,745,000	3,253,469
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Indonesia - continued
PT Adaro Indonesia 7.625% 10/22/19 (e)		$ 3,360,000	$ 3,497,760
PT Pertamina Persero:
4.3% 5/20/23 (e)		4,990,000	4,728,025
4.875% 5/3/22 (e)		4,610,000	4,614,610
5.25% 5/23/21 (e)		6,650,000	6,891,063
5.625% 5/20/43 (e)		7,705,000	7,011,550
6% 5/3/42 (e)		5,595,000	5,357,213
6.45% 5/30/44 (e)		6,445,000	6,509,450
6.5% 5/27/41 (e)		4,240,000	4,335,400
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,607,850
TOTAL INDONESIA			53,115,121
Ireland - 1.0%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	5,248,431
SCF Capital Ltd. 5.375% 10/27/17 (e)		5,250,000	4,987,500
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (e)		3,400,000	3,160,742
5.375% 2/13/17 (e)		2,400,000	2,406,000
6.025% 7/5/22 (e)		4,110,000	3,899,363
6.8% 11/22/25 (e)		1,565,000	1,525,875
6.902% 7/9/20 (e)		5,560,000	5,658,690
TOTAL IRELAND			26,886,601
Kazakhstan - 1.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (e)		5,920,000	5,620,448
Kazagro National Management Holding JSC 4.625% 5/24/23 (e)		5,115,000	4,847,486
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		4,410,000	4,752,657
7% 5/5/20 (e)		5,405,000	6,010,360
KazMunaiGaz National Co.:
4.4% 4/30/23 (e)		3,070,000	2,950,884
5.75% 4/30/43 (e)		7,440,000	6,965,328
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,200,000	2,205,236
Zhaikmunai International BV 7.125% 11/13/19 (e)		5,445,000	5,703,638
TOTAL KAZAKHSTAN			39,056,037
Luxembourg - 2.4%
Aquarius Investments Luxemburg 8.25% 2/18/16		6,700,000	6,968,000
Cosan Luxembourg SA 9.5% 3/14/18 (e)	BRL	15,690,000	5,736,922
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Luxembourg - continued
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		$ 9,650,000	$ 10,085,215
RSHB Capital SA:
5.1% 7/25/18 (e)		8,155,000	7,881,808
5.298% 12/27/17 (e)		17,530,000	17,194,651
6% 6/3/21 (Reg. S) (g)		4,300,000	4,020,500
6.299% 5/15/17 (Reg. S)		9,060,000	9,173,250
TOTAL LUXEMBOURG			61,060,346
Mexico - 4.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	239,360,000	17,572,505
Comision Federal de Electricid 4.875% 5/26/21 (e)		3,245,000	3,441,323
Pemex Project Funding Master Trust:
6.625% 6/15/35		21,025,000	24,399,513
8.625% 2/1/22		8,763,000	11,150,918
Petroleos Mexicanos:
4.875% 1/24/22		13,140,000	13,961,250
5.5% 1/21/21		8,275,000	9,106,638
5.5% 6/27/44		10,390,000	10,599,878
6% 3/5/20		3,830,000	4,356,625
6.375% 1/23/45 (e)		8,965,000	10,137,622
6.5% 6/2/41		12,885,000	14,904,080
TOTAL MEXICO			119,630,352
Netherlands - 2.5%
Bulgaria Steel Finance BV 12% 5/4/49 unit (b)	EUR	600,000	7,578
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		10,270,000	10,886,200
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (e)		2,785,000	3,021,725
6.95% 7/10/42 (e)		7,815,000	8,463,958
Majapahit Holding BV:
7.75% 1/20/20 (e)		6,650,000	7,697,375
7.875% 6/29/37 (Reg. S)		3,365,000	3,953,875
8% 8/7/19 (e)		5,765,000	6,730,638
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		2,705,000	2,715,279
Petrobras Global Finance BV:
6.25% 3/17/24		14,820,000	15,525,877
7.25% 3/17/44		5,945,000	6,424,405
TOTAL NETHERLANDS			65,426,910
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		$ 2,430,000	$ 2,522,340
Philippines - 0.3%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		6,300,000	8,016,750
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		8,880,000	8,948,376
6.75% 8/6/23 (e)		3,800,000	3,985,250
TransCanada PipeLines Ltd. 4% 7/26/22 (e)		4,575,000	4,307,134
ZAR Sovereign Capital Fund Propriety Ltd. 3.903% 6/24/20 (e)		1,025,000	1,018,594
TOTAL SOUTH AFRICA			18,259,354
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (e)		5,195,000	5,493,713
National Savings Bank 8.875% 9/18/18 (e)		2,875,000	3,273,906
TOTAL SRI LANKA			8,767,619
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		8,830,000	11,103,725
Turkey - 0.6%
Arcelik A/S 5% 4/3/23 (e)		12,135,000	11,406,900
Export Credit Bank of Turkey 5% 9/23/21 (e)		3,420,000	3,399,480
TOTAL TURKEY			14,806,380
United Kingdom - 0.3%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		7,150,000	5,952,375
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,525,291
TOTAL UNITED KINGDOM			7,477,666
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (e)		3,160,000	3,286,400
Venezuela - 4.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		7,965,000	5,535,675
5.375% 4/12/27		23,725,000	11,767,600
5.5% 4/12/37		33,455,000	16,225,675
6% 5/16/24 (e)		28,230,000	15,231,497
6% 11/15/26 (Reg. S)		43,310,000	22,521,200
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
8.5% 11/2/17 (e)		$ 11,255,000	$ 8,863,313
8.5% 11/2/17 (Reg. S)		10,195,000	8,028,563
9% 11/17/21 (Reg. S)		25,280,000	16,874,400
9.75% 5/17/35 (e)		11,375,000	7,223,125
9.75% 5/17/35		15,205,000	9,655,175
TOTAL VENEZUELA			121,926,223
TOTAL NONCONVERTIBLE BONDS (Cost $768,029,982)			757,616,797
Government Obligations - 59.4%

Armenia - 1.0%
Republic of Armenia 6% 9/30/20 (e)		25,275,000	26,159,625
Azerbaijan - 0.7%
Azerbaijan Republic 4.75% 3/18/24 (e)		9,975,000	10,174,500
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		4,540,000	4,467,360
5.45% 2/9/17 (Reg. S)		4,445,000	4,633,913
TOTAL AZERBAIJAN			19,275,773
Bahrain - 0.2%
Bahrain Kingdom 6% 9/19/44 (e)		5,145,000	5,183,588
Barbados - 0.5%
Barbados Government:
7% 8/4/22 (e)		9,827,000	9,079,067
7.25% 12/15/21 (e)		4,482,000	4,168,260
TOTAL BARBADOS			13,247,327
Belarus - 0.5%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		8,350,000	8,518,670
8.95% 1/26/18		3,570,000	3,797,588
TOTAL BELARUS			12,316,258
Belize - 0.1%
Belize Government 5% 2/20/38 (d)(e)		2,196,600	1,619,993
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (e)		3,825,000	4,092,750
Government Obligations - continued
		Principal Amount (c)	Value
Brazil - 3.0%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (e)		$ 3,770,000	$ 4,025,606
Brazilian Federative Republic:
4.25% 1/7/25		20,150,000	19,948,500
4.875% 1/22/21		4,110,000	4,368,930
5% 1/27/45		14,885,000	13,991,900
5.625% 1/7/41		5,095,000	5,260,588
7.125% 1/20/37		3,545,000	4,351,488
8.25% 1/20/34		5,940,000	7,974,450
10.125% 5/15/27		4,670,000	7,238,500
12.25% 3/6/30		4,540,000	8,353,600
Caixa Economica Federal 4.5% 10/3/18 (e)		3,425,000	3,495,213
TOTAL BRAZIL			79,008,775
Colombia - 1.4%
Colombian Republic:
4% 2/26/24		12,085,000	12,223,978
6.125% 1/18/41		9,570,000	11,187,330
7.375% 9/18/37		6,245,000	8,337,075
11.75% 2/25/20		2,768,000	3,930,560
TOTAL COLOMBIA			35,678,943
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (d)		22,725,064	20,767,527
Costa Rica - 0.8%
Costa Rican Republic:
4.375% 4/30/25 (e)		11,710,000	10,597,550
5.625% 4/30/43 (e)		2,355,000	2,013,525
7% 4/4/44 (e)		7,170,000	7,205,850
TOTAL COSTA RICA			19,816,925
Croatia - 1.5%
Croatia Republic:
5.5% 4/4/23 (e)		6,315,000	6,504,450
6% 1/26/24 (e)		7,290,000	7,772,963
6.375% 3/24/21 (e)		4,915,000	5,332,775
6.625% 7/14/20 (e)		12,350,000	13,585,000
6.75% 11/5/19		4,735,000	5,220,338
TOTAL CROATIA			38,415,526
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.8%
Dominican Republic:
5.875% 4/18/24 (e)		$ 4,420,000	$ 4,552,600
6.6% 1/28/24 (e)		1,875,000	2,010,938
7.45% 4/30/44 (e)		8,465,000	9,099,875
7.5% 5/6/21 (e)		3,585,000	4,033,125
TOTAL DOMINICAN REPUBLIC			19,696,538
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		2,740,000	2,877,000
El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,697,000	4,614,803
6.375% 1/18/27 (e)		3,365,000	3,365,000
7.375% 12/1/19		3,400,000	3,774,000
7.625% 2/1/41 (e)		2,590,000	2,732,450
7.65% 6/15/35 (Reg. S)		3,920,000	4,165,000
7.75% 1/24/23 (Reg. S)		1,495,000	1,674,400
8.25% 4/10/32 (Reg. S)		1,930,000	2,224,325
TOTAL EL SALVADOR			22,549,978
Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (e)		7,090,000	7,550,850
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (e)		4,755,000	5,301,825
Ghana - 0.6%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		4,685,000	4,696,713
8.125% 1/18/26 (e)		6,795,000	6,811,988
8.5% 10/4/17		3,340,000	3,582,150
TOTAL GHANA			15,090,851
Honduras - 0.1%
Republic of Honduras 7.5% 3/15/24 (e)		3,185,000	3,407,950
Hungary - 2.2%
Hungarian Republic:
4% 3/25/19		4,115,000	4,197,300
5.375% 2/21/23		8,328,000	8,786,040
5.375% 3/25/24		7,822,000	8,252,210
5.75% 11/22/23		8,530,000	9,244,388
6.25% 1/29/20		6,549,000	7,277,576
Government Obligations - continued
		Principal Amount (c)	Value
Hungary - continued
Hungarian Republic: - continued
6.375% 3/29/21		$ 13,089,000	$ 14,692,403
7.625% 3/29/41		4,656,000	5,936,400
TOTAL HUNGARY			58,386,317
Indonesia - 3.4%
Indonesian Republic:
3.375% 4/15/23 (e)		3,400,000	3,162,000
3.75% 4/25/22 (e)		2,850,000	2,750,250
4.625% 4/15/43 (e)		2,745,000	2,415,600
4.875% 5/5/21 (e)		5,715,000	5,943,600
5.25% 1/17/42		6,330,000	6,100,538
5.375% 10/17/23 (e)		3,400,000	3,629,500
5.875% 3/13/20 (e)		7,595,000	8,326,019
5.875% 1/15/24 (e)		5,955,000	6,565,388
6.625% 2/17/37		11,260,000	12,723,800
7.75% 1/17/38 (e)		6,040,000	7,670,800
7.875% 4/15/19	IDR	39,226,000,000	3,170,916
8.375% 3/15/24	IDR	33,835,000,000	2,755,949
8.375% 3/15/34	IDR	33,835,000,000	2,618,499
8.5% 10/12/35 (e)		10,325,000	13,938,750
11.625% 3/4/19 (e)		5,185,000	6,896,050
TOTAL INDONESIA			88,667,659
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		11,205,000	10,028,475
Ivory Coast - 0.7%
Ivory Coast:
5.375% 7/23/24 (e)		5,765,000	5,498,369
7.7743% 12/31/32		12,450,000	11,874,188
TOTAL IVORY COAST			17,372,557
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		1,690,000	1,799,850
8% 6/24/19		3,125,000	3,359,375
8% 3/15/39		2,245,000	2,188,875
TOTAL JAMAICA			7,348,100
Government Obligations - continued
		Principal Amount (c)	Value
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		$ 10,385,000	$ 10,462,888
Kenya - 0.3%
Republic of Kenya:
5.875% 6/24/19 (e)		2,455,000	2,525,581
6.875% 6/24/24 (e)		6,190,000	6,514,975
TOTAL KENYA			9,040,556
Lebanon - 0.4%
Lebanese Republic:
5.45% 11/28/19		5,145,000	5,191,048
6.1% 10/4/22		5,155,000	5,245,213
TOTAL LEBANON			10,436,261
Mexico - 3.9%
Comision Federal de Electricid:
4.875% 1/15/24 (e)		8,240,000	8,660,240
5.75% 2/14/42 (Reg. S)		3,460,000	3,658,950
United Mexican States:
5.55% 1/21/45		14,035,000	15,592,885
5.75% 10/12/2110		11,431,000	11,802,508
6.05% 1/11/40		20,517,000	24,210,060
6.75% 9/27/34		10,995,000	13,963,650
7.5% 4/8/33		4,675,000	6,393,063
8.3% 8/15/31		8,130,000	11,971,425
11.5% 5/15/26		3,595,000	6,039,600
TOTAL MEXICO			102,292,381
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		2,585,000	2,533,300
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		2,355,000	2,213,700
5.125% 12/5/22 (Reg. S)		4,600,000	4,071,000
TOTAL MONGOLIA			8,818,000
Morocco - 0.3%
Moroccan Kingdom:
4.25% 12/11/22 (e)		5,275,000	5,236,493
5.5% 12/11/42 (e)		2,780,000	2,766,100
TOTAL MOROCCO			8,002,593
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (e)		1,822,000	1,931,502
Government Obligations - continued
		Principal Amount (c)	Value
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 5,970,000	$ 6,437,451
Nigeria - 0.4%
Republic of Nigeria:
5.125% 7/12/18 (e)		2,165,000	2,234,020
6.375% 7/12/23		2,250,000	2,410,313
6.75% 1/28/21 (e)		2,195,000	2,387,502
10.7902% to 10.9063% 11/20/14	NGN	615,040,000	3,701,501
TOTAL NIGERIA			10,733,336
Pakistan - 0.3%
Islamic Republic of Pakistan:
7.25% 4/15/19 (e)		4,195,000	4,231,706
8.25% 4/15/24 (e)		3,365,000	3,365,000
TOTAL PAKISTAN			7,596,706
Panama - 1.4%
Panamanian Republic:
4% 9/22/24		5,625,000	5,610,938
4.3% 4/29/53		6,655,000	5,739,938
6.7% 1/26/36		2,840,000	3,486,100
7.125% 1/29/26		2,870,000	3,616,200
8.875% 9/30/27		5,744,000	8,185,200
9.375% 4/1/29		6,455,000	9,569,538
TOTAL PANAMA			36,207,914
Peru - 0.6%
Peruvian Republic 8.75% 11/21/33		9,545,000	14,508,400
Philippines - 2.3%
Philippine Republic:
7.75% 1/14/31		11,725,000	16,297,750
9.5% 2/2/30		10,660,000	16,629,600
10.625% 3/16/25		17,115,000	26,870,550
TOTAL PHILIPPINES			59,797,900
Portugal - 0.2%
Republic of Portugal 5.125% 10/15/24 (e)		4,570,000	4,734,611
Qatar - 0.3%
State of Qatar 4.5% 1/20/22 (e)		6,810,000	7,380,678
Government Obligations - continued
		Principal Amount (c)	Value
Romania - 1.0%
Romanian Republic:
4.375% 8/22/23 (e)		$ 3,335,000	$ 3,410,871
4.875% 1/22/24 (e)		6,230,000	6,572,650
6.125% 1/22/44 (e)		3,796,000	4,361,938
6.75% 2/7/22 (e)		8,915,000	10,541,988
TOTAL ROMANIA			24,887,447
Russia - 7.1%
Russian Federation:
3.5% 1/16/19 (e)		5,780,000	5,613,825
4.5% 4/4/22 (e)		8,235,000	8,014,714
4.875% 9/16/23 (e)		12,400,000	12,229,500
5% 4/29/20 (e)		13,600,000	13,804,680
5.625% 4/4/42 (e)		18,440,000	18,347,800
5.875% 9/16/43 (e)		20,510,000	20,920,200
7.5% 3/31/30 (Reg. S)		53,686,875	60,141,648
12.75% 6/24/28 (Reg. S)		27,644,000	45,405,270
TOTAL RUSSIA			184,477,637
Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (e)		4,415,000	4,403,963
8.75% 5/13/21 (e)		2,625,000	3,058,125
TOTAL SENEGAL			7,462,088
Serbia - 0.7%
Republic of Serbia:
4.875% 2/25/20 (e)		5,780,000	5,758,325
5.875% 12/3/18 (e)		4,310,000	4,493,175
7.25% 9/28/21 (e)		7,845,000	8,752,117
TOTAL SERBIA			19,003,617
Slovenia - 0.7%
Republic of Slovenia:
5.25% 2/18/24 (e)		11,745,000	12,508,425
5.5% 10/26/22 (e)		6,095,000	6,620,694
TOTAL SLOVENIA			19,129,119
Government Obligations - continued
		Principal Amount (c)	Value
South Africa - 0.6%
South African Republic:
5.5% 3/9/20		$ 3,400,000	$ 3,659,250
5.875% 9/16/25		10,470,000	11,517,000
TOTAL SOUTH AFRICA			15,176,250
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (e)		2,045,000	2,075,675
5.875% 7/25/22 (e)		3,795,000	3,908,850
6% 1/14/19 (e)		7,355,000	7,759,525
6.25% 10/4/20 (e)		3,760,000	3,976,200
6.25% 7/27/21 (e)		3,225,000	3,386,250
TOTAL SRI LANKA			21,106,500
Tanzania - 0.1%
United Republic of Tanzania 6.3289% 3/9/20 (g)		2,460,000	2,650,650
Turkey - 4.4%
Turkish Republic:
4.875% 4/16/43		5,200,000	4,690,400
5.125% 3/25/22		3,430,000	3,529,470
5.625% 3/30/21		7,825,000	8,314,063
5.75% 3/22/24		9,255,000	9,826,034
6% 1/14/41		10,240,000	10,598,400
6.25% 9/26/22		12,570,000	13,827,000
6.625% 2/17/45		4,990,000	5,582,563
6.75% 5/30/40		7,505,000	8,510,670
6.875% 3/17/36		10,055,000	11,526,047
7.25% 3/5/38		3,595,000	4,318,494
7.375% 2/5/25		12,145,000	14,422,188
8% 2/14/34		5,460,000	7,002,450
11.875% 1/15/30		6,405,000	10,776,413
TOTAL TURKEY			112,924,192
Ukraine - 1.4%
Ukraine Government:
6.25% 6/17/16 (e)		4,965,000	4,270,893
6.58% 11/21/16 (e)		3,685,000	3,132,987
6.75% 11/14/17 (e)		3,845,000	3,269,019
7.5% 4/17/23 (Reg. S)		6,510,000	5,453,427
7.75% 9/23/20 (e)		6,340,000	5,421,968
7.8% 11/28/22 (e)		7,845,000	6,709,044
Government Obligations - continued
		Principal Amount (c)	Value
Ukraine - continued
Ukraine Government: - continued
7.95% 2/23/21 (e)		$ 5,615,000	$ 4,772,750
9.25% 7/24/17 (e)		4,395,000	3,856,613
TOTAL UKRAINE			36,886,701
United States of America - 4.6%
U.S. Treasury Bonds 3.125% 8/15/44		120,159,000	118,243,871
Uruguay - 0.6%
Uruguay Republic:
4.5% 8/14/24		8,150,000	8,537,125
5.1% 6/18/50		2,880,000	2,793,600
7.625% 3/21/36		3,400,000	4,513,500
TOTAL URUGUAY			15,844,225
Venezuela - 4.5%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		211,320	4,649,040
6% 12/9/20		8,325,000	5,140,688
7% 12/1/18 (Reg. S)		6,075,000	4,298,063
7% 3/31/38		10,065,000	5,711,888
7.65% 4/21/25		22,495,000	13,834,425
7.75% 10/13/19 (Reg. S)		9,760,000	6,758,800
8.25% 10/13/24		22,035,000	14,047,313
9% 5/7/23 (Reg. S)		19,950,000	13,466,250
9.25% 9/15/27		29,445,000	20,243,438
9.25% 5/7/28 (Reg. S)		19,775,000	13,002,063
9.375% 1/13/34		23,430,000	15,463,800
TOTAL VENEZUELA			116,615,768
Vietnam - 0.2%
Vietnamese Socialist Republic:
6.75% 1/29/20 (e)		4,440,000	5,000,550
6.75% 1/29/20		570,000	641,963
TOTAL VIETNAM			5,642,513
Government Obligations - continued
		Principal Amount (c)	Value
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (e)		$ 3,340,000	$ 3,189,700
8.5% 4/14/24 (e)		3,335,000	3,789,394
TOTAL ZAMBIA			6,979,094
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,509,074,350)			1,539,271,959
Preferred Securities - 1.1%

Cayman Islands - 1.0%
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		24,395,000	25,876,356
China - 0.1%
Sinochem Group 5% (e)(f)(g)		2,540,000	2,649,607
TOTAL PREFERRED SECURITIES (Cost $27,538,953)			28,525,963
Money Market Funds - 8.3%
	Shares
Fidelity Cash Central Fund, 0.12% (a) (Cost $215,696,874)	215,696,874	215,696,874
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,520,340,159)		2,541,111,593
NET OTHER ASSETS (LIABILITIES) - 2.0%		51,277,227
NET ASSETS - 100%		$ 2,592,388,820
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
IDR	-	Indonesian rupiah
MXN	-	Mexican peso
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $963,145,972 or 37.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 65,756
Fidelity Securities Lending Cash Central Fund	218,099
Total	$ 283,855
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 757,616,797	$ -	$ 757,609,219	$ 7,578
Government Obligations	1,539,271,959	-	1,539,271,959	-
Preferred Securities	28,525,963	-	28,525,963	-
Money Market Funds	215,696,874	215,696,874	-	-
Total Investments in Securities:	$ 2,541,111,593	$ 215,696,874	$ 2,325,407,141	$ 7,578
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $2,516,759,836. Net unrealized appreciation aggregated $24,351,757, of which $81,181,059 related to appreciated investment securities and $56,829,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014